Steven I. Koszalka Secretary American Funds U.S. Government Money Market Fund 333 South Hope Street Los Angeles, California 90071 (213) 486-9447 Tel siik@capgroup.com

August 14, 2020

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds U.S. Government Money Market Fund
File Nos. 333-157162 and 811-22277

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 38 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”), of American Funds U.S. Government Money Market Fund (the “Registrant”). This registration statement (the “Template Filing”) contains amendments to disclosure reflecting the addition of a new share class — Class ABLE-F-2 — to be offered by the Registrant (the “New Share Class Disclosure”).

As per applicable requirements under the Securities Act, this filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on October 30, 2020 (the “Effective Date”).

Because the disclosure in this registration statement is substantially identical to the disclosure contained in the Registrant’s most recent filings, we respectfully request that the Staff selectively review only the New Share Class Disclosure. The Registrant’s registration statement was most recently reviewed by the Staff in March 2016 in connection with the re-designation of the Registrant as a U.S. government money market fund. For reference, see the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement under the Securities Act and Amendment No. 19 to the Registration Statement under the 1940 Act, filed by the Registrant pursuant to Rule 485(a) on January 15, 2016 (File Nos. 333-157162 and 811-22277) and the related filing made pursuant to Rule 485(b) (the “2016 Filing”). There have not been any material changes to the Registrant’s registration statement since the 2016 Filing.

The New Share Class Disclosure is expected to be included as of the Effective Date in the registration statements of six of the series funds of the American Funds Portfolio Series (“AFPS”). Normally, this would require AFPS to file an amended registration statement under Rule 485(a) with respect to each impacted series fund. However, because the New Share Class Disclosure will be the same for all impacted series funds, we respectfully request permission to file a registration statement (the “Replicate Filing”) for each of the funds set forth on Exhibit A attached hereto (the “Replicate Funds”) pursuant to Rule 485(b)(1)(vii) under the Securities Act on or about October 29, 2020 to be effective as of the Effective Date.

In support of this request, AFPS, on behalf of each of the Replicate Funds, makes the following representations:

•	The disclosure changes in the Template Filing are substantially identical to the disclosure changes that will be made in the Replicate Filing.

•	The Replicate Filing will incorporate any changes made to the disclosure included in the Template Filing to resolve any comments of Commission staff thereon.

•	The Replicate Filing will not include any other changes that would otherwise render such filing ineligible for filing under Rule 485(b) under the Securities Act.

Please direct any questions to Clara Kang, Counsel, at (213) 615-3736.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Attachment

Exhibit A

American Funds Portfolio Series

File No. 333-178936 and 811-22656

American Funds Global Growth Portfolio

American Funds Growth Portfolio

American Funds Growth and Income Portfolio

American Funds Moderate Growth and Income Portfolio

American Funds Conservative Growth and Income Portfolio

American Funds Preservation Portfolio